LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

11.  LONG-TERM INVESTMENTS

The breakdown of long-term investments are as follows:

	2021	2022
Financial instruments
At fair value through profit or loss:
Equity	12,962	7,624
Convertible bonds	681	884
At fair value through other comprehensive income:
Equity	18	22
	13,661	8,530
Associates
PT Jalin Pembayaran Nusantara ("Jalin")	107	115
Others (each below Rp100 billion)	32	8
	139	123
Total long-term investments	13,800	8,653

a.	Long-term investment in financial instruments

Investments in equity at fair value through profit or loss are long-term investments in the form of shares in various start-up companies engaged in information and technology. The Group does not have significant influence in these start-up companies.

The investments include Telkomsel's investment in PT GoTo Gojek Tokopedia Tbk. (“GOTO”). As of December 31, 2022, Telkomsel assessed the fair value of the investment in GOTO was Rp91 per share. The total unrealized loss from changes in fair value of Telkomsel’s investment in GOTO as of December 31, 2022, amounted to Rp6,741 billion and was presented as unrealized loss arising from change of valuation of investments in the consolidated statements of profit or loss.

Investments in equity at fair value through profit or loss also included investments by MDI in several start-up entities engaged in the information and technology sector. The additional investments during the year by MDI amounted to Rp1,362 billion. The total unrealized gain from changes in fair value of MDI’s investment amounted to Rp54 billion as of December 31, 2022 and was presented as unrealized gain arising from change of valuation of investment in the consolidated statements of profit or loss.

Investments in convertible bonds at fair value through profit or loss represent long-term investments owned by Telkomsel and MDI in the form of convertible bonds in various start-up companies engaged in information and technology, which will be immediately converted into shares when they mature.

b.	Long-term investment in associates

Investment in associates which include investment in:

(i)	Jalin was previously a subsidiary, on June 19, 2019, the Group sold of its 67.00% ownership, thus ownership in Jalin is 33.00%.
(ii)	PT Fintek Karya Nusantara (“Finarya”) of 24.83%. Finarya was previously a subsidiary of Telkomsel. In 2019, there was an increase in issued and paid-up capital made by various investors hence Finarya became associate entity of Telkomsel.
(iii)	PT Omni Inovasi Indonesia Tbk. ("Omni Inovasi Indonesia") (previously PT Tiphone Mobile Indonesia Tbk.) of 24.00%. Since 2019, management has recognized full impairment of investment in PT Omni Inovasi Indonesia Tbk.

The unrecognized share in losses in other investments cumulatively as of December 31, 2021 and 2022 was amounting to Rp341 billion and Rp346 billion, respectively.